Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.0%
International Alternative Funds - 8.7%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D)	11,961	$ 32,688
Transamerica Unconstrained Bond (A)	41,935,406	431,095,973

		431,128,661

International Equity Funds - 24.5%
Transamerica Emerging Markets Opportunities (A)	21,906,228	263,750,982
Transamerica International Equity (A)	18,533,489	380,492,531
Transamerica International Growth (A)	49,658,651	472,750,360
Transamerica International Small Cap Value (A)	6,618,124	101,389,663

		1,218,383,536

U.S. Alternative Fund - 4.3%
Transamerica BlackRock Global Real Estate Securities VP (A)	18,774,729	213,093,169

U.S. Equity Funds - 47.0%
Transamerica Janus Mid-Cap Growth VP (A)	1,645,969	74,644,703
Transamerica JPMorgan Enhanced Index VP (A)	18,437,834	474,036,700
Transamerica JPMorgan Mid Cap Value VP (A)	7,767,586	139,738,875
Transamerica Large Cap Value (A)	40,037,520	499,267,875
Transamerica Mid Cap Growth (A)	11,137,067	153,134,668
Transamerica Mid Cap Value Opportunities (A)	10,042,239	136,976,140
Transamerica Morgan Stanley Capital Growth VP (A)	6,517,058	248,039,224
Transamerica Small Cap Value (A)	26,326,623	329,346,060
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D)	16,244	11,400
Transamerica T. Rowe Price Small Cap VP (A)	2,559,654	50,501,982
Transamerica WMC US Growth VP (A)	5,170,446	228,895,658

		2,334,593,285

U.S. Fixed Income Funds - 12.0%
Transamerica Core Bond (A)	5,548,671	55,209,274
Transamerica High Yield Bond (A)	47,460,474	434,263,333
Transamerica Intermediate Bond (A)	10,281,938	105,081,410

		594,554,017

U.S. Mixed Allocation Fund - 1.5%
Transamerica PIMCO Total Return VP (A) (B)	6,221,398	72,790,355

Total Investment Companies (Cost $4,022,256,435)		4,864,543,023

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 1.4%
U.S. Treasury - 1.4%
U.S. Treasury Note 1.38%, 01/31/2022 (E)	$ 70,593,300	71,351,626

Total U.S. Government Obligation (Cost $71,517,317)		71,351,626

Principal	Value
REPURCHASE AGREEMENT - 0.5%

Fixed Income Clearing Corp., 0.00% (F), dated 03/31/2021, to be repurchased at $23,446,629 on 04/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 03/31/2023, and with a value of $23,915,579.

$ 23,446,629	$ 23,446,629

Total Repurchase Agreement (Cost $23,446,629)	23,446,629

Total Investments (Cost $4,117,220,381)	4,959,341,278
Net Other Assets (Liabilities) - 0.1%	6,264,459

Net Assets - 100.0%	$ 4,965,605,737

Transamerica Series Trust	Page 1

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	302	06/30/2021	$37,722,291	$37,266,328	$—	$(455,963)
CAD Currency	2,134	06/15/2021	169,472,997	169,802,380	329,383	—
EURO STOXX 50® Index	1,091	06/18/2021	49,574,575	49,462,212	—	(112,363)
MSCI Emerging Markets Index	843	06/18/2021	56,135,010	55,743,375	—	(391,635)
S&P 500® E-Mini Index	2,260	06/18/2021	444,433,588	448,316,200	3,882,612	—
S&P/TSX 60 Index	400	06/17/2021	70,864,180	70,731,280	—	(132,900)
U.S. Treasury Ultra Bond	629	06/21/2021	119,283,056	113,986,594	—	(5,296,462)

Total					$4,211,995	$(6,389,323)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	(983)	06/21/2021	$(129,508,186)	$(128,711,563)	$796,623	$—
30-Year U.S. Treasury Bond	(99)	06/21/2021	(15,316,943)	(15,304,781)	12,162	—
DJ U.S. Real Estate Index	(1,475)	06/18/2021	(52,211,607)	(52,790,250)	—	(578,643)
MSCI EAFE Index	(3,660)	06/18/2021	(402,720,089)	(401,136,000)	1,584,089	—

Total					$2,392,874	$(578,643)

Total Futures Contracts					$6,604,869	$(6,967,966)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$4,864,498,935	$—	$—	$4,864,498,935
U.S. Government Obligation	—	71,351,626	—	71,351,626
Repurchase Agreement	—	23,446,629	—	23,446,629

Total	$4,864,498,935	$94,798,255	$—	$4,959,297,190

Investment Companies Measured at Net Asset Value (C)				44,088

Total Investments				$4,959,341,278

Other Financial Instruments
Futures Contracts (H)	$6,604,869	$—	$—	$6,604,869

Total Other Financial Instruments	$6,604,869	$—	$—	$6,604,869

LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(6,967,966)	$—	$—	$(6,967,966)

Total Other Financial Instruments	$(6,967,966)	$—	$—	$(6,967,966)

Transamerica Series Trust	Page 2

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds, and liquidating trusts of former Transamerica Funds and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2021	Shares as of March 31, 2021	Dividend Income	Net Capital Gain Distributions
Transamerica BlackRock Global Real Estate Securities VP	$200,701,848	$—	$—	$—	$12,391,321	$213,093,169	18,774,729	$—	$—
Transamerica Core Bond	56,761,007	327,743	—	—	(1,879,476)	55,209,274	5,548,671	327,743	—
Transamerica Emerging Markets Opportunities	262,779,588	—	(7,400,309)	1,888,560	6,483,143	263,750,982	21,906,228	—	—
Transamerica Global Allocation Liquidating Trust	35,546	—	—	—	(2,858)	32,688	11,961	—	—
Transamerica High Yield Bond	428,502,122	4,819,067	—	—	942,144	434,263,333	47,460,474	4,819,067	—
Transamerica Intermediate Bond	108,690,733	490,982	—	—	(4,100,305)	105,081,410	10,281,938	490,982	—
Transamerica International Equity	376,640,210	—	(19,330,077)	4,581,501	18,600,897	380,492,531	18,533,489	—	—
Transamerica International Growth	471,074,978	—	(9,044,386)	1,194,009	9,525,759	472,750,360	49,658,651	—	—
Transamerica International Small Cap Value	95,234,807	—	—	—	6,154,856	101,389,663	6,618,124	—	—
Transamerica Janus Mid-Cap Growth VP	78,293,844	—	(7,400,308)	1,977,655	1,773,512	74,644,703	1,645,969	—	—
Transamerica JPMorgan Enhanced Index VP	456,339,764	—	(12,728,680)	3,537,771	26,887,845	474,036,700	18,437,834	—	—
Transamerica JPMorgan Mid Cap Value VP	91,834,519	38,114,855	(4,933,539)	594,437	14,128,603	139,738,875	7,767,586	—	—
Transamerica Large Cap Value	439,834,844	41,711,912	(37,030,988)	(3,935,359)	58,687,466	499,267,875	40,037,520	994,957	—
Transamerica Mid Cap Growth	161,586,231	—	(10,041,431)	2,741,385	(1,151,517)	153,134,668	11,137,067	—	—
Transamerica Mid Cap Value Opportunities	134,100,030	—	(12,542,684)	2,842,133	12,576,661	136,976,140	10,042,239	—	—
Transamerica Morgan Stanley Capital Growth VP	269,423,490	—	(18,301,179)	6,755,058	(9,838,145)	248,039,224	6,517,058	—	—
Transamerica PIMCO Total Return VP	75,154,486	—	—	—	(2,364,131)	72,790,355	6,221,398	—	—
Transamerica Small Cap Value	276,429,546	—	—	—	52,916,514	329,346,060	26,326,623	—	—
Transamerica Small Company Growth Liquidating Trust	11,400	—	—	—	—	11,400	16,244	—	—
Transamerica T. Rowe Price Small Cap VP	140,155,360	—	(96,531,312)	32,121,849	(25,243,915)	50,501,982	2,559,654	—	—
Transamerica Unconstrained Bond	427,910,497	3,604,866	—	—	(419,390)	431,095,973	41,935,406	3,565,543	—
Transamerica WMC US Growth VP	226,000,208	—	—	—	2,895,450	228,895,658	5,170,446	—	—

Total	$4,777,495,058	$89,069,425	$(235,284,893)	$54,298,999	$178,964,434	$4,864,543,023	356,609,309	$10,198,292	$—

(B)	Non-income producing securities.
(C)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(D)	Restricted securities. At March 31, 2021, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$123,058	$32,688	0.0	%(I)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	162,437	11,400	0.0	(I)

Total			$285,495	$44,088	0.0	%(I)

Transamerica Series Trust	Page 3

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $59,946,844.
(F)	Rate disclosed reflects the yield at March 31, 2021.
(G)	There were no transfers in or out of Level 3 during the period ended March 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
(I)	Percentage rounds to less than 0.1% or (0.1)%.

CURRENCY ABBREVIATION:

CAD	Canadian Dollar

PORTFOLIO ABBREVIATIONS:

EAFE	Europe, Australasia and Far East
STOXX	Deutsche Börse Group & SIX Group Index
TSX	Toronto Stock Exchange

Transamerica Series Trust	Page 4

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 5